Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
1 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BONDS – 103.10%
ASSET-BACKED SECURITIES — 17.15%**
Aimco CLO 11 Ltd.,
Series 2020-11A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.38%)
1.56% 10/15/31
1,2,3
$ 185,000 $ 185,429
Aimco CLO 14 Ltd.,
Series 2021-14A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
700,000 718,778
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.32% 10/16/28
1,2,3
11,809 11,810
AMMC CLO 23 Ltd.,
Series 2020-23A, Class A1L
(Cayman Islands)
(LIBOR USD 3-Month plus 1.40%)
1.59% 10/17/31
1,2,3
480,000 480,720
BlueMountain CLO Ltd.,
Series 2018-3A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.77%)
1.95% 10/25/30
1,2,3
250,000 249,963
BlueMountain CLO XXX Ltd.,
Series 2020-30A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.80%)
1.98% 01/15/33
1,2,3
250,000 250,375
Bombardier Capital Mortgage Securitization Corp.,
Series 1999-B, Class A2
6.98% 12/15/29
4
997,492 218,169
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A3
7.83% 06/15/30
4
1,658,345 392,868
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A4
8.29% 06/15/30
4
142,144 35,653
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.27%)
1.45% 10/25/32
1,2,3
250,000 250,278
CIFC Funding Ltd.,
Series 2018-1A, Class SUB
(Cayman Islands)
0.00% 04/18/31
1,3,4
575,000 434,326
CIT Mortgage Loan Trust,
Series 2007-1, Class 1M2
(LIBOR USD 1-Month plus 1.75%)
1.84% 10/25/37
1,2
600,000 576,769
Citigroup Mortgage Loan Trust,
Series 2006-WF1, Class A2C (STEP-reset date 08/25/21)
4.85% 03/25/36 34,179 21,553
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5
8.06% 09/01/29
4
$ 3,424,922 $ 1,006,251
Conseco Finance Securitizations Corp.,
Series 2000-4, Class A5
7.97% 05/01/32 1,992,158 591,352
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.20% 10/15/52
1,4
772,949 54,519
CoreVest American Finance Trust,
Series 2021-1, Class XB (IO)
1.72% 04/15/53
1,4
4,459,000 452,038
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A4
(LIBOR USD 1-Month plus 0.16%)
0.25% 10/25/36
2
47,887 40,625
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-MH1, Class B1 (STEP-reset date 08/25/21)
6.25% 10/25/36
1
61,000 63,880
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF3 (STEP-reset date 08/25/21)
3.26% 01/25/37 1,102,969 483,776
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF6 (STEP-reset date 08/25/21)
3.26% 01/25/37 1,947,205 895,216
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 08/25/21)
3.74% 02/25/37 1,140,607 921,376
Dryden 72 CLO Ltd.,
Series 2019-72A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
0.00% 05/15/32
1,2,3
925,000 925,701
Dryden 85 CLO Ltd.,
Series 2020-85A, Class D
(Cayman Islands)
(LIBOR USD 3-Month plus 3.90%)
4.08% 10/15/32
1,2,3
90,000 90,285
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.08% 04/15/29
1,2,3
64,000 63,951
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
1.36% 08/15/30
1,2,3
10,000 10,007
Eaton Vance CLO Ltd.,
Series 2020-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.83% 10/15/30
1,2,3
90,000 90,193

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.32%)
0.41% 10/25/36
2
$ 474,122 $ 385,972
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(LIBOR USD 1-Month plus 0.22%)
0.31% 03/25/37
2
817,284 509,036
Fremont Home Loan Trust,
Series 2005-E, Class 2A4
(LIBOR USD 1-Month plus 0.66%)
0.75% 01/25/36
2
28,383 27,864
Galaxy XXIX CLO Ltd.,
Series 2018-29A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 0.79%)
0.95% 11/15/26
1,2,3
121,235 121,270
Gilbert Park CLO Ltd.,
Series 2017-1A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.37% 10/15/30
1,2,3
485,000 485,073
GoldenTree Loan Management U.S. CLO 8 Ltd.,
Series 2020-8A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.74% 07/20/31
1,2,3
85,000 85,170
Greenwood Park CLO Ltd.,
Series 2018-1A, Class SUB
(Cayman Islands)
0.00% 04/15/31
1,3,4
675,000 498,128
GSAA Home Equity Trust,
Series 2007-5, Class 1F3B
6.00% 05/25/37
4
4,300,000 633,161
GSAA Home Equity Trust,
Series 2007-5, Class 1F5B (STEP-reset date 08/25/21)
6.44% 05/25/37 1,987,261 278,899
GSAA Home Equity Trust,
Series 2007-5, Class 2A2A
(LIBOR USD 1-Month plus 0.23%)
0.32% 04/25/47
2
1,007,797 632,486
GSAA Trust,
Series 2007-3, Class 2A1B
(LIBOR USD 1-Month plus 0.10%)
0.19% 03/25/47
2
166,316 16,898
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A5 (STEP-reset date 08/25/21)
4.81% 12/25/36 279,733 135,987
Invesco CLO Ltd.,
Series 2021-1A, Class SUB
(Cayman Islands)
0.00% 04/15/34
1,3,4
650,000 557,699
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
46,796 52,630
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
$ 48,533 $ 53,863
JPMorgan Chase Bank Auto Credit Linked Notes,
Series 2021-1, Class R
28.35% 09/25/28
†,1
549,792 555,790
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH2, Class AF3 (STEP-reset date 08/25/21)
5.46% 09/25/29 618,949 490,764
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF4 (STEP-reset date 08/25/21)
6.08% 08/25/36 614,562 438,670
JPMorgan Mortgage Acquisition Trust,
Series 2006-CW2, Class AF5 (STEP-reset date 08/25/21)
6.34% 08/25/36 309,821 229,457
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A5 (STEP-reset date 08/25/21)
6.91% 07/25/36 1,914,524 831,900
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AF6 (STEP-reset date 08/25/21)
4.76% 11/25/36 16,700 17,173
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF2 (STEP-reset date 08/25/21)
4.54% 01/25/37 503,064 357,386
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH2, Class AF3 (STEP-reset date 08/25/21)
4.54% 10/25/30 772,336 520,026
LCM XIII LP,
Series 13A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
1.33% 07/19/27
1,2,3
500,000 500,075
LCM XXIV Ltd.,
Series 24A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.98%)
1.17% 03/20/30
1,2,3
500,000 499,650
Lehman ABS Manufactured Housing Contract Trust,
Series 2001-B, Class M1
6.63% 04/15/40
4
330,624 351,445
Lehman XS Trust,
Series 2006-17, Class 1A3
(LIBOR USD 1-Month plus 0.50%)
0.59% 08/25/46
2
278,143 271,193
Lehman XS Trust,
Series 2006-17, Class 1AIO (IO)
0.60% 08/25/46
5,6
10,200,573 267,046
Magnetite XXVII Ltd.,
Series 2020-27A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.74% 07/20/33
1,2,3
85,000 85,065
MASTR Asset-Backed Securities Trust,
Series 2006-NC2, Class A3
(LIBOR USD 1-Month plus 0.22%)
0.31% 08/25/36
2
814,687 426,312

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
3 / June 2021
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2006-HE6, Class A2B
(LIBOR USD 1-Month plus 0.30%)
0.39% 11/25/37
2
$ 900,328 $ 429,975
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 7,937 8,502
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
1
49,199 52,462
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 3,480 3,674
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(LIBOR USD 1-Month plus 0.25%)
0.34% 06/25/37
2
31,056 30,367
Navient Student Loan Trust,
Series 2018-4A, Class B
(LIBOR USD 1-Month plus 1.30%)
1.39% 06/27/67
1,2
850,000 826,605
Nelnet Student Loan Trust,
Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
0.99% 06/25/54
1,2
630,000 629,818
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class SUB
(Cayman Islands)
0.00% 04/16/33
1,3,4
275,000 276,828
Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2
7.48% 08/15/27 497,827 469,862
Oakwood Mortgage Investors, Inc.,
Series 2002-A, Class A2
5.01% 03/15/20
4
13,345 13,650
OCP CLO Ltd.,
Series 2017-14A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
1.31% 11/20/30
1,2,3
325,000 325,029
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.25%)
1.44% 10/19/32
1,2,3
275,000 275,281
Palmer Square CLO Ltd.,
Series 2014-1A, Class A1R2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
1.32% 01/17/31
1,2,3
725,000 725,507
Palmer Square CLO Ltd.,
Series 2020-3A, Class A1A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.37%)
1.53% 11/15/31
1,2,3
550,000 551,722
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Palmer Square CLO Ltd.,
Series 2021-1A, Class SUB
(Cayman Islands)
0.00% 04/20/34
1,3,4
$ 625,000 $ 610,051
Palmer Square Loan Funding Ltd.,
Series 2019-4A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.08% 10/24/27
1,2,3
22,390 22,402
Palmer Square Loan Funding Ltd.,
Series 2020-2A, Class A2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.55%)
1.74% 04/20/28
1,2,3
10,000 10,006
Park Place Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-WCH1, Class M4
(LIBOR USD 1-Month plus 1.25%)
1.34% 01/25/36
2
17,548 17,749
PHEAA Student Loan Trust,
Series 2014-3A, Class A
(LIBOR USD 1-Month plus 0.59%)
0.68% 08/25/40
1,2
41,080 40,847
Progress Residential Trust,
Series 2019-SFR1, Class A
3.42% 08/17/35
1
347,657 355,146
Progress Residential Trust,
Series 2019-SFR2, Class A
3.15% 05/17/36
1
331,430 337,850
Progress Residential,
Series 2021-SFR1, Class H
5.00% 04/17/38
1
750,000 763,380
Residential Asset Mortgage Products Trust,
Series 2006-EFC2, Class A4
(LIBOR USD 1-Month plus 0.22%)
0.31% 12/25/36
2
76,940 77,078
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
1.20% 10/15/29
1,2,3
55,000 54,974
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
1.38% 10/20/30
1,2,3
475,000 475,345
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 08/25/21)
3.01% 01/25/36 119,862 111,046
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
0.24% 12/25/36
2
1,063,382 757,384
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
540,029 543,763

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.50%)
0.68% 07/25/39
2
$ 204,152 $ 194,612
SLM Student Loan Trust,
Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
0.35% 07/25/25
2
115,000 103,726
SLM Student Loan Trust,
Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
1.88% 07/25/23
2
98,501 99,447
SLM Student Loan Trust,
Series 2008-7, Class A4
(LIBOR USD 3-Month plus 0.90%)
1.08% 07/25/23
2
17,543 17,450
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
2.03% 07/26/83
2
10,000 9,987
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
0.34% 07/25/37
2
366,452 327,925
Soundview Home Loan Trust,
Series 2007-OPT4, Class 1A1
(LIBOR USD 1-Month plus 1.00%)
1.09% 09/25/37
2
490,475 395,874
TAL Advantage VII LLC,
Series 2020-1A, Class A
2.05% 09/20/45
1
571,175 576,881
Textainer Marine Containers VIII Ltd.,
Series 2020-2A, Class A
(Bermuda)
2.10% 09/20/45
1,3
539,295 544,291
TIF Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45
1
515,625 519,935
Voya CLO Ltd.,
Series 2018-4A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
1.83% 01/15/32
1,2,3
250,000 249,979
Voya CLO Ltd.,
Series 2020-2A, Class A1
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
1.79% 07/19/31
1,2,3
160,000 160,056
Total Asset-Backed Securities
(Cost $32,569,001) 31,828,415
BANK LOANS — 7.83%*
Communications — 0.38%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
2.35% 03/15/27
2
124,369 122,860
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
2.57% 04/15/27
2
$ 49,748 $ 49,388
Frontier Communications holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 05/01/28
2
124,688 124,980
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 3.25%)
3.25% 05/31/25
2
149,231 147,515
National CineMedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 8.00%)
9.00% 12/20/24
2
249,375 254,986
699,729
Consumer Discretionary — 0.59%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 2.75%)
3.25% 12/23/27
2
149,625 148,160
Kwor Acquisition, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.10% 06/03/26
2
323,350 322,746
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 02/01/28
2
274,313 275,588
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.50% 10/01/26
2
249,375 250,606
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.10% 10/22/26
2
99,246 99,556
1,096,656
Electric — 0.97%
Astoria Energy LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 12/10/27
2
272,474 272,645
Calpine Corp.,
Term Loan B9, 1st Lien
(LIBOR plus 2.00%)
2.11% 04/05/26
2
248,731 245,847
CommScope, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.35% 04/06/26
2
397,975 396,802

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
5 / June 2021
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Electric (continued)
Endure Digital, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.25% 02/10/28
2
$ 400,000 $ 398,832
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
1.83% 12/31/25
2
97,363 96,797
1.85% 12/31/25
2
399,868 397,542
1,808,465
Entertainment — 0.56%
CineWorld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
3.50% 02/28/25
2
124,853 110,346
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
7.00% 05/23/24
2
736,102 930,510
1,040,856
Finance — 0.48%
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
4.59% 09/30/26
2
273,618 274,302
Mirion Technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.15% 03/06/26
2
99,239 99,471
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 02/17/28
2
249,375 249,999
Schweitzer-Mauduit International, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 01/27/28
2
275,000 272,250
896,022
Food — 0.05%
Houston Foods, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
3.85% 07/20/25
2
99,233 98,737
Gaming — 0.21%
Churchill Downs, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.11% 12/27/24
2
397,938 396,072
Health Care — 1.53%
Avantor Funding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.25% 11/08/27
2
99,500 99,655
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
2.50% 01/15/25
2
$ 275,000 $ 274,714
BCPE Eagle Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.25% 03/18/24
2
307,848 308,618
Buckeye Partners LP,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
2.35% 11/01/26
2
248,750 247,351
Certara Holdco, Inc.,
Term Loan B
(LIBOR plus 3.50%)
3.60% 08/15/26
2
275,000 275,688
CPI Holdco LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 11/04/26
2
99,246 99,468
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 08/01/27
2
546,777 539,204
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.00%)
2.15% 12/30/26
2
273,615 272,076
Gentiva Health Services, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.88% 07/02/25
2
66,947 66,884
Horizon Therapeutics USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.50% 03/15/28
2
274,313 272,941
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50% 06/16/28
2
224,152 224,765
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
2.50% 06/16/28
2
55,848 56,000
Pathway Vet Alliance LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
3.85% 03/31/27
2
99,250 99,146
2,836,510
Industrials — 0.58%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
1.83% 07/01/26
2
357,442 355,133

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Charter Next Generation, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 12/01/27
2
$ 74,813 $ 75,081
Michaels Cos, Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.00% 04/15/28
2
170,000 170,918
Proampac PG Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.50% 11/03/25
2
199,500 199,675
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
2
273,259 270,185
1,070,992
Information Technology — 1.58%
AppLovin Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.34% 08/15/25
2
273,597 273,559
BJ's Wholesale Club, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
2.07% 02/03/24
2
372,002 372,432
Ciox Health,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.00% 12/16/25
2
74,813 75,079
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
3.64% 08/14/25
2
273,597 270,617
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 10/01/27
2
249,373 250,620
IQVIA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
1.85% 01/17/25
2
397,933 396,043
Nouryon USA LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
2.84% 10/01/25
2
385,393 383,065
Precision Medicine Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.75% 11/18/27
2,7
352,077 351,711
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
3.75% 04/24/28
2
275,000 274,502
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.75% 03/04/28
2
$ 274,313 $ 275,085
2,922,713
Real Estate Investment Trust (REIT) — 0.35%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.00% 06/30/28
2
251,509 250,252
VICI Properties 1 LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
1.84% 12/20/24
2
400,000 397,206
647,458
Retail — 0.34%
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.00% 02/19/28
2
174,125 173,236
Aveanna Healthcare LLC,
Delayed-Draw Term Loan B, 1st Lien
(LIBOR plus 4.00%)
4.00% 06/30/28
2
58,491 58,198
Sinclair Television Group, Inc.,
Term Loan B2B, 1st Lien
(LIBOR plus 2.50%)
2.61% 09/30/26
2
397,975 393,187
624,621
Services — 0.21%
SS&C Technologies, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 1.75%)
1.85% 04/16/25
2
397,853 394,029
Total Bank Loans
(Cost $14,319,672) 14,532,860
CORPORATES — 27.33%*
Banking — 3.06%
Bank of America Corp.
1.73% 07/22/27
4
375,000 378,211
Bank of America Corp.
(MTN)
2.09% 06/14/29
4
365,000 368,071
Bank of America Corp.,
Series N
1.66% 03/11/27
4
340,000 342,654
Comerica, Inc.
5.63% 10/01/69
4
15,000 16,650
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
425,000 416,720
2.19% 06/05/26
1,3,4
170,000 174,110

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
7 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.59% 09/11/25
1,3,4
$ 40,000 $ 41,618
3.75% 03/26/25
3
80,000 86,837
4.55% 04/17/26
3
155,000 175,650
Fifth Third Bancorp
2.55% 05/05/27 10,000 10,578
HSBC Holdings PLC
(United Kingdom)
0.98% 05/24/25
3,4
245,000 244,935
1.59% 05/24/27
3,4
380,000 381,018
2.63% 11/07/25
3,4
150,000 157,501
4.29% 09/12/26
3,4
130,000 144,919
JPMorgan Chase & Co.
2.01% 03/13/26
4
25,000 25,824
2.52% 04/22/31
4
285,000 293,515
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
305,000 305,474
2.86% 03/17/23
3,4
220,000 223,783
3.87% 07/09/25
3,4
30,000 32,515
Macquarie Group Ltd.
(Australia)
1.63% 09/23/27
1,3,4
280,000 278,825
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
325,000 326,320
1.67% 06/14/27
3,4
270,000 269,583
3.37% 01/05/24
3,4
160,000 166,624
4.80% 11/15/24
3,4
135,000 147,671
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
345,000 358,299
2.39% 06/02/28
4
305,000 316,524
5,684,429
Communications — 5.20%
AT&T, Inc.
2.25% 02/01/32 221,000 217,346
2.55% 12/01/33
1
676,000 671,050
4.75% 05/15/46 200,000 243,331
Cable One, Inc.
4.00% 11/15/30
1
360,000 361,350
Charter Communications Operating LLC/Charter
Communications Operating Capital
5.38% 05/01/47 141,000 173,159
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
751,000 487,599
6.63% 08/15/27
1
660,000 324,804
DISH Network Corp.
3.38% 08/15/26 287,000 293,601
Frontier Communications Holdings LLC
5.00% 05/01/28
1
282,000 291,853
Intelsat Jackson Holdings SA
(Luxembourg)
5.50% 08/01/23
3,8,9
535,000 306,956
8.50% 10/15/24
1,3,8,9
270,000 162,337
9.75% 07/15/25
1,3,8,9
360,000 210,383
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Level 3 Financing, Inc.
3.63% 01/15/29
1
$ 40,000 $ 38,700
Lumen Technologies, Inc.
5.38% 06/15/29
1
450,000 457,312
National CineMedia LLC
5.88% 04/15/28
1
483,000 475,253
Qwest Corp.
7.25% 09/15/25 212,000 251,678
Scripps Escrow II, Inc.
5.38% 01/15/31
1
449,000 448,145
Scripps Escrow, Inc.
5.88% 07/15/27
1
116,000 120,536
Sprint Corp.
7.88% 09/15/23 252,000 286,606
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
304,688 327,692
5.15% 03/20/28
1
495,000 570,413
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
200,000 207,050
Time Warner Cable LLC
5.50% 09/01/41 80,000 99,300
T-Mobile USA, Inc.
2.25% 02/15/26 758,000 765,880
2.55% 02/15/31 199,000 201,786
4.38% 04/15/40 15,000 17,631
Verizon Communications, Inc.
2.10% 03/22/28 85,000 86,835
2.55% 03/21/31 255,000 261,082
3.15% 03/22/30 5,000 5,403
Virgin Media Secured Finance PLC
(United Kingdom)
4.50% 08/15/30
1,3
324,000 327,038
5.50% 05/15/29
1,3
36,000 38,745
Vmed O2 UK Financing I PLC
(United Kingdom)
4.25% 01/31/31
1,3
560,000 550,913
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
3
60,000 69,963
4.38% 05/30/28
3
205,000 238,663
Walt Disney Co. (The)
3.60% 01/13/51 45,000 51,142
9,641,535
Consumer Discretionary — 1.09%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev
Worldwide, Inc.
4.90% 02/01/46 215,000 272,613
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
215,000 239,258
4.70% 05/15/28
1,3
65,000 75,772
5.30% 05/15/48
1,3
115,000 150,247

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
BAT Capital Corp.
2.73% 03/25/31 $ 15,000 $ 14,786
3.56% 08/15/27 165,000 176,788
4.39% 08/15/37 150,000 161,978
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
1,3
160,000 176,375
Reynolds American, Inc.
4.45% 06/12/25 95,000 105,282
5.70% 08/15/35 100,000 121,144
5.85% 08/15/45 195,000 239,376
Spectrum Brands, Inc.
3.88% 03/15/31
1
300,000 295,052
2,028,671
Electric — 1.13%
Alliant Energy Finance LLC
1.40% 03/15/26
1
245,000 241,725
Duke Energy Carolinas LLC
4.00% 09/30/42 250,000 294,917
Eversource Energy,
Series O
4.25% 04/01/29 8,000 9,339
FirstEnergy Corp.,
Series C
3.40% 03/01/50 546,000 536,621
FirstEnergy Transmission LLC
2.87% 09/15/28
1
418,000 433,524
NextEra Energy Capital Holdings, Inc.
(LIBOR USD 3-Month plus 0.27%)
0.42% 02/22/23
2
385,000 385,116
Pennsylvania Electric Co.
4.15% 04/15/25
1
5,000 5,363
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 43,401
Tucson Electric Power Co.
3.85% 03/15/23 140,000 146,742
2,096,748
Energy — 3.23%
Antero Resources Corp.
8.38% 07/15/26
1
350,000 397,250
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 04/01/28
1
148,000 154,869
Endeavor Energy Resources LP/EER Finance, Inc.
5.75% 01/30/28
1
138,000 147,338
Energy Transfer LP
4.75% 01/15/26 10,000 11,243
4.90% 03/15/35 20,000 23,174
4.95% 06/15/28 100,000 115,763
5.00% 05/15/50 55,000 63,613
5.40% 10/01/47 28,000 33,202
Energy Transfer LP,
Series B
6.63% 02/15/70
4
733,000 720,172
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Exxon Mobil Corp.
4.23% 03/19/40 $ 70,000 $ 83,670
4.33% 03/19/50 20,000 24,865
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
400,000 393,724
Hess Corp.
4.30% 04/01/27 45,000 50,095
5.60% 02/15/41 20,000 25,027
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
1,3
200,000 207,960
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
200,000 207,960
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
1
294,000 309,112
NGPL Pipe Co. LLC
4.88% 08/15/27
1
40,000 45,846
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
5,000 4,864
6.63% 06/15/35
3
5,000 4,835
6.75% 09/21/47
3
15,000 13,294
6.95% 01/28/60
3
5,000 4,437
7.69% 01/23/50
3
140,000 134,925
Petronas Capital Ltd.
(Malaysia)
3.50% 04/21/30
1,3
200,000 219,678
Rockies Express Pipeline LLC
4.80% 05/15/30
1
234,000 235,170
4.95% 07/15/29
1
215,000 222,254
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6
535,455 487,264
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
65,000 79,522
Sunoco LP/Sunoco Finance Corp.
4.50% 05/15/29
1
479,000 487,382
TC PipeLines LP
4.38% 03/13/25 33,000 36,340
Texas Eastern Transmission LP
2.80% 10/15/22
1
170,000 173,584
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 150,000 153,000
Transocean Phoenix 2 Ltd.
(Cayman Islands)
7.75% 10/15/24
1,3
85,250 88,545
Transocean Poseidon Ltd.
(Cayman Islands)
6.88% 02/01/27
1,3
35,000 35,226
Transocean Proteus Ltd.
(Cayman Islands)
6.25% 12/01/24
1,3
390,500 395,498

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
9 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 09/01/27 $ 132,000 $ 141,277
Williams Cos., Inc. (The)
4.30% 03/04/24 60,000 65,241
5,997,219
Finance — 2.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.65% 07/21/27
3
25,000 26,723
3.88% 01/23/28
3
5,000 5,371
4.45% 10/01/25
3
110,000 121,176
5.00% 10/01/21
3
25,000 25,273
Air Lease Corp.
2.25% 01/15/23 25,000 25,675
Air Lease Corp.
(MTN)
3.00% 02/01/30 35,000 35,501
Citigroup, Inc.
4.41% 03/31/31
4
15,000 17,532
Discover Financial Services
3.95% 11/06/24 205,000 223,902
Ford Motor Credit Co. LLC
3.22% 01/09/22 180,000 182,151
3.81% 10/12/21 6,000 6,052
4.25% 09/20/22 85,000 88,000
5.60% 01/07/22 430,000 439,361
(LIBOR USD 3-Month plus 1.27%)
1.42% 03/28/22
2
300,000 299,320
GE Capital International Funding Co.
(Ireland)
4.42% 11/15/35
3
330,000 394,251
General Motors Financial Co., Inc.
4.38% 09/25/21 10,000 10,094
Goldman Sachs Group, Inc. (The)
1.43% 03/09/27
4
395,000 393,962
1.54% 09/10/27
4
180,000 179,511
3.27% 09/29/25
4
165,000 176,346
Goldman Sachs Group, Inc. (The),
Series VAR
1.09% 12/09/26
4
5,000 4,926
Intercontinental Exchange, Inc.
(LIBOR USD 3-Month plus 0.65%)
0.77% 06/15/23
2
150,000 150,090
JPMorgan Chase & Co.
0.97% 06/23/25
4
355,000 355,502
1.58% 04/22/27
4
270,000 271,538
2.08% 04/22/26
4
165,000 170,756
Morgan Stanley
0.99% 12/10/26
4
145,000 142,930
1.59% 05/04/27
4
270,000 271,936
Nationwide Building Society
(United Kingdom)
3.77% 03/08/24
1,3,4
205,000 215,366
4.36% 08/01/24
1,3,4
25,000 26,834
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
$ 30,000 $ 31,541
5.25% 08/15/22
1,3
30,000 31,399
5.50% 02/15/24
1,3
5,000 5,500
Pipeline Funding Co. LLC
7.50% 01/15/30
1
157,640 202,112
Raymond James Financial, Inc.
4.65% 04/01/30 145,000 173,542
4,704,173
Food — 1.36%
Chobani LLC/Chobani Finance Corp, Inc.
4.63% 11/15/28
1
284,000 294,690
Conagra Brands, Inc.
4.85% 11/01/28 10,000 11,915
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
235,000 240,226
5.50% 01/15/30
1,3
376,000 421,007
Kraft Heinz Foods Co.
3.00% 06/01/26 185,000 197,227
4.88% 10/01/49 70,000 84,920
Pilgrim's Pride Corp.
4.25% 04/15/31
1
180,000 186,747
5.88% 09/30/27
1
184,000 196,429
Post Holdings, Inc.
4.50% 09/15/31
1
225,000 224,825
4.63% 04/15/30
1
320,000 325,786
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
1
160,000 161,692
Smithfield Foods, Inc.
3.35% 02/01/22
1
165,000 167,901
5.20% 04/01/29
1
5,000 5,826
2,519,191
Health Care — 3.81%
AbbVie, Inc.
3.85% 06/15/24 10,000 10,851
4.05% 11/21/39 5,000 5,811
4.25% 11/21/49 180,000 216,090
4.50% 05/14/35 134,000 161,612
Aetna, Inc.
3.50% 11/15/24 10,000 10,826
Amgen, Inc.
3.15% 02/21/40 100,000 104,125
Bausch Health Cos., Inc.
(Canada)
4.88% 06/01/28
1,3
275,000 281,806
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
255,000 284,398
4.38% 12/15/28
1
210,000 240,824
4.88% 06/25/48
1
180,000 226,417

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Becton Dickinson and Co.
3.73% 12/15/24 $ 10,000 $ 10,897
Centene Corp.
2.45% 07/15/28 174,000 176,393
3.00% 10/15/30 323,000 332,215
Cigna Corp.
3.40% 03/01/27 30,000 32,932
3.40% 03/15/51 75,000 78,488
CommonSpirit Health
2.78% 10/01/30 35,000 36,546
4.35% 11/01/42 100,000 117,407
CVS Health Corp.
5.05% 03/25/48 190,000 247,282
Elanco Animal Health, Inc.
5.27% 08/28/23 140,000 150,947
Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc.
(Luxembourg)
6.13% 04/01/29
1,3
350,000 343,427
Fresenius Medical Care U.S. Finance II, Inc.
5.88% 01/31/22
1
120,000 123,688
Gilead Sciences, Inc.
(LIBOR USD 3-Month plus 0.52%)
0.67% 09/29/23
2
155,000 155,123
HCA, Inc.
4.13% 06/15/29 80,000 90,245
5.00% 03/15/24 10,000 11,057
5.25% 06/15/49 185,000 236,269
7.05% 12/01/27 155,000 188,004
HCA, Inc.
(MTN)
7.58% 09/15/25 155,000 187,792
ModivCare, Inc.
5.88% 11/15/25
1
274,000 293,888
Molina Healthcare, Inc.
3.88% 11/15/30
1
763,000 795,285
4.38% 06/15/28
1
74,000 77,446
Organon & Co/Organon Foreign Debt Co.-Issuer BV
5.13% 04/30/31
1
436,000 449,712
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
823,000 890,354
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
1,3
225,000 222,079
Tenet Healthcare Corp.
4.63% 09/01/24
1
130,000 133,570
4.63% 06/15/28
1
96,000 99,163
UnitedHealth Group, Inc.
3.70% 08/15/49 5,000 5,743
Viatris, Inc.
1.13% 06/22/22
1
40,000 40,291
7,069,003
Industrials — 0.98%
BAE Systems Holdings, Inc.
3.85% 12/15/25
1
60,000 66,309
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Berry Global, Inc.
1.57% 01/15/26
1
$ 200,000 $ 200,339
Boeing Co. (The)
1.43% 02/04/24 340,000 340,918
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
0.56% 05/05/26
2
60,000 59,287
(LIBOR USD 3-Month plus 0.48%)
0.64% 08/15/36
2
52,000 42,517
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 30,000 41,615
Graham Packaging Co., Inc.
7.13% 08/15/28
1
140,000 151,078
Intertape Polymer Group, Inc.
(Canada)
4.38% 06/15/29
1,3
370,000 375,614
PowerTeam Services LLC
9.03% 12/04/25
1
179,000 197,122
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
1,3
195,000 203,044
Trident TPI Holdings, Inc.
9.25% 08/01/24
1
142,000 149,556
1,827,399
Information Technology — 0.48%
Fiserv, Inc.
2.65% 06/01/30 10,000 10,364
Intel Corp.
4.75% 03/25/50 25,000 33,275
NCR Corp.
5.13% 04/15/29
1
360,000 371,661
Oracle Corp.
2.88% 03/25/31 170,000 177,070
3.95% 03/25/51 270,000 295,192
887,562
Insurance — 0.72%
Acrisure LLC/Acrisure Finance, Inc.
4.25% 02/15/29
1
305,000 301,479
Aon Corp.
2.80% 05/15/30 15,000 15,801
Athene Global Funding
(SOFR Rate plus 0.70%)
0.74% 05/24/24
1,2
275,000 277,479
Farmers Insurance Exchange
4.75% 11/01/57
1,4
135,000 154,076
Metropolitan Life Global Funding I
2.95% 04/09/30
1
15,000 16,139
Nationwide Mutual Insurance Co.
2.41% 12/15/24
1,4
375,000 375,315
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
1
85,000 87,886
4.27% 05/15/47
1
40,000 47,994

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
11 / June 2021
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
4.38% 09/15/54
1,4
$ 65,000 $ 68,804
1,344,973
Materials — 0.92%
Clearwater Paper Corp.
4.75% 08/15/28
1
374,000 375,291
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
3.15% 01/14/30
3
200,000 210,860
Herens Holdco SARL
(Luxembourg)
4.75% 05/15/28
1,3
450,000 448,917
Indonesia Asahan Aluminium Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
200,000 233,320
6.53% 11/15/28
3
200,000 246,029
International Flavors & Fragrances, Inc.
3.47% 12/01/50
1
110,000 114,551
5.00% 09/26/48 65,000 84,241
1,713,209
Real Estate Investment Trust (REIT) — 1.59%
Alexandria Real Estate Equities, Inc.
3.80% 04/15/26 75,000 83,661
American Assets Trust LP
3.38% 02/01/31 500,000 518,550
American Campus Communities Operating Partnership LP
3.30% 07/15/26 55,000 59,081
3.63% 11/15/27 80,000 87,264
3.75% 04/15/23 60,000 62,921
3.88% 01/30/31 35,000 38,954
Boston Properties LP
2.75% 10/01/26 10,000 10,691
Crown Castle International Corp.
3.30% 07/01/30 35,000 37,550
CyrusOne LP/CyrusOne Finance Corp.
2.90% 11/15/24 5,000 5,286
3.45% 11/15/29 140,000 149,309
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/30 180,000 194,706
5.25% 06/01/25 465,000 524,055
5.38% 11/01/23 10,000 10,930
5.75% 06/01/28 10,000 11,913
Healthcare Realty Trust, Inc.
3.63% 01/15/28 150,000 164,527
Healthcare Trust of America Holdings LP
2.00% 03/15/31 140,000 135,436
Healthpeak Properties, Inc.
3.40% 02/01/25 2,000 2,149
Hudson Pacific Properties LP
3.95% 11/01/27 55,000 60,342
Kilroy Realty LP
2.50% 11/15/32 50,000 49,319
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Lexington Realty Trust
2.70% 09/15/30 $ 160,000 $ 162,885
SL Green Operating Partnership LP
3.25% 10/15/22 420,000 432,359
(LIBOR USD 3-Month plus 0.98%)
1.14% 08/16/21
2
150,000 150,036
2,951,924
Retail — 0.45%
7-Eleven, Inc.
0.80% 02/10/24
1
185,000 184,612
Alimentation Couche-Tard, Inc.
(Canada)
2.95% 01/25/30
1,3
75,000 78,111
Magic Mergeco, Inc.
7.88% 05/01/29
1
555,000 573,037
835,760
Services — 0.69%
Adtalem Global Education, Inc.
5.50% 03/01/28
1
220,000 224,108
GFL Environmental, Inc.
(Canada)
4.75% 06/15/29
1,3
270,000 280,720
5.13% 12/15/26
1,3
18,000 19,072
IHS Markit Ltd.
(Bermuda)
3.63% 05/01/24
3
200,000 215,055
4.00% 03/01/26
1,3
200,000 222,370
4.75% 02/15/25
1,3
80,000 89,760
5.00% 11/01/22
1,3
10,000 10,491
Rent-A-Center, Inc.
6.38% 02/15/29
1
200,000 214,500
1,276,076
Transportation — 0.08%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 23,505 23,744
JetBlue Airways Pass-Through Trust,
Series 1A
4.00% 11/15/32 72,546 79,981
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 28,171 28,695
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 14,597 15,254
147,674
Total Corporates
(Cost $50,053,448) 50,725,546

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 12
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS — 2.31%
Foreign Government Obligations — 2.31%
Abu Dhabi Government International Bond,
Series REGS
(United Arab Emirates)
2.50% 09/30/29
3
$ 200,000 $ 209,289
Brazilian Government International Bond
(Brazil)
3.88% 06/12/30
3
200,000 202,440
Chile Government International Bond
(Chile)
2.55% 01/27/32
3
200,000 204,635
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
400,000 392,606
Dominican Republic International Bond,
Series REGS
(Dominican Republic)
4.88% 09/23/32
3
150,000 155,550
Egypt Government International Bond
(Egypt)
7.60% 03/01/29
1,3
200,000 220,270
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
412,000 403,447
Panama Government International Bond
(Panama)
3.16% 01/23/30
3
200,000 210,252
3.88% 03/17/28
3
200,000 220,420
Paraguay Government International Bond
(Paraguay)
4.95% 04/28/31
1,3
200,000 230,463
Philippine Government International Bond
(Philippines)
1.65% 06/10/31
3
200,000 193,452
Qatar Government International Bond,
Series REGS
(Qatar)
3.75% 04/16/30
3
200,000 226,725
4.50% 04/23/28
3
200,000 236,700
Republic of South Africa Government International Bond
(South Africa)
4.85% 09/30/29
3
200,000 212,808
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
100,000 103,892
Saudi Government International Bond
(Saudi Arabia)
2.75% 02/03/32
1,3
200,000 205,926
Saudi Government International Bond,
Series REGS (EMTN)
(Saudi Arabia)
3.25% 10/26/26
3
200,000 218,299
Turkey Government International Bond
(Turkey)
3.25% 03/23/23
3
200,000 200,034
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Uruguay Government International Bond
(Uruguay)
4.38% 01/23/31
3
$ 200,000 $ 233,543
Total Foreign Government Obligations
(Cost $4,323,921) 4,280,751
MORTGAGE-BACKED — 48.00%**
Non-Agency Commercial Mortgage-Backed — 14.54%
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XA (IO)
0.94% 09/15/48
4
7,236,009 212,181
Banc of America Commercial Mortgage Trust,
Series 2015-UBS7, Class XE (IO)
1.25% 09/15/48
1,4
500,000 20,048
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-ISQ, Class E
3.73% 08/14/34
1,4
273,000 271,561
BANK,
Series 2017-BNK5, Class XA (IO)
1.20% 06/15/60
4
139,313 5,870
BANK,
Series 2018-BN10, Class XA (IO)
0.87% 02/15/61
4
391,161 15,980
Barclays Commercial Mortgage Securities Mortgage Trust,
Series 2017-C1, Class XA (IO)
1.62% 02/15/50
4
137,178 8,836
BB-UBS Trust,
Series 2012-SHOW, Class XA (IO)
0.73% 11/05/36
1,4
3,109,000 62,797
BB-UBS Trust,
Series 2012-SHOW, Class XB (IO)
0.28% 11/05/36
1,4
1,395,000 8,716
Benchmark Mortgage Trust,
Series 2018-B1, Class XA (IO)
0.65% 01/15/51
4
11,263,050 310,619
Benchmark Mortgage Trust,
Series 2020-B18, Class AGNF
4.14% 07/15/53
1
449,000 461,425
BMO SBA COOF Trust,
Series 2019-1, Class A (IO)
1.87% 10/25/45
1,4
4,692,035 281,006
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.53% 08/10/49
4
9,811,055 560,801
Century Plaza Towers,
Series 2019-CPT, Class F
3.10% 11/13/39
1,4
450,000 426,414
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
1.00% 09/10/46
4
4,101,356 63,110
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class XA (IO)
1.30% 03/10/47
4
1,003,723 25,116
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
1.11% 10/10/47
4
10,252,373 278,491

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
13 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.48% 02/10/48
4
$ 1,764,563 $ 71,010
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class XA (IO)
1.38% 02/10/49
4
5,696,794 270,015
Citigroup Commercial Mortgage Trust,
Series 2017-B1, Class XF (IO)
1.01% 08/15/50
1,4
11,628,000 486,107
Commercial Mortgage Lease-Backed Certificates-1,
Series 2001-CMLB, Class X (IO)
0.70% 06/20/31
1,4
4,172,131 56,549
Commercial Mortgage Trust,
Series 2012-CR1, Class XA (IO)
2.04% 05/15/45
4
655,863 5,387
Commercial Mortgage Trust,
Series 2012-CR2, Class XA (IO)
1.78% 08/15/45
4
771,694 7,551
Commercial Mortgage Trust,
Series 2012-CR3, Class XA (IO)
2.00% 10/15/45
4
751,390 9,561
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.84% 10/15/45
4
792,637 14,010
Commercial Mortgage Trust,
Series 2012-LC4, Class XA (IO)
2.28% 12/10/44
1,4
629,107 5,645
Commercial Mortgage Trust,
Series 2012-LC4, Class XB (IO)
0.64% 12/10/44
1,4
1,800,000 5,663
Commercial Mortgage Trust,
Series 2013-CR7, Class XA (IO)
1.34% 03/10/46
4
5,318,964 87,918
Commercial Mortgage Trust,
Series 2013-CR9, Class XA (IO)
0.09% 07/10/45
4
15,758,225 13,995
Commercial Mortgage Trust,
Series 2014-CR14, Class XA (IO)
0.72% 02/10/47
4
3,508,503 44,972
Commercial Mortgage Trust,
Series 2014-CR17, Class XA (IO)
1.12% 05/10/47
4
2,374,881 53,767
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
1.12% 08/10/47
4
985,490 24,329
Commercial Mortgage Trust,
Series 2014-CR19, Class XC (IO)
0.84% 08/10/47
1,4
1,200,000 23,809
Commercial Mortgage Trust,
Series 2014-LC15, Class XA (IO)
1.23% 04/10/47
4
3,509,003 82,207
Commercial Mortgage Trust,
Series 2014-LC17, Class A4
3.65% 10/10/47 290,998 306,767
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.23% 06/10/47
4
$ 3,207,732 $ 85,420
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
1.01% 09/10/47
4,5,6
31,875,386 688,627
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
1.03% 12/10/47
4
13,340,552 320,443
Commercial Mortgage Trust,
Series 2015-CR22, Class XA (IO)
1.02% 03/10/48
4
12,068,357 296,245
Commercial Mortgage Trust,
Series 2015-CR25, Class XA (IO)
0.97% 08/10/48
4
8,506,999 253,300
Commercial Mortgage Trust,
Series 2015-LC21, Class XE (IO)
1.23% 07/10/48
1,4
10,015,000 404,891
Commercial Mortgage Trust,
Series 2016-CR28, Class XA (IO)
0.78% 02/10/49
4
14,380,159 365,826
CSAIL Commercial Mortgage Trust,
Series 2015-C2, Class XA (IO)
0.89% 06/15/57
4
18,009,942 426,737
CSAIL Commercial Mortgage Trust,
Series 2017-CX9, Class XA (IO)
1.00% 09/15/50
4
9,846,011 235,448
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.72% 06/15/52
4
569,188 56,893
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.92% 12/15/49
4
549,730 14,750
CSMC,
Series 2019-RIO, Class A
(LIBOR USD 1-Month plus 3.02%)
4.02% 12/15/21
1,2
425,000 417,938
CSMC,
Series 2020-522F, Class A
(LIBOR USD 1-Month plus 3.74%)
4.14% 09/16/25
1,2
400,000 402,789
DBJPM 16-C1 Mortgage Trust,
Series 2016-C1, Class XA (IO)
1.54% 05/10/49
4
6,641,520 355,464
DBUBS Mortgage Trust,
Series 2011-LC1A, Class XB (IO)
1.20% 11/10/46
1,4
92,016 94
Grace Trust,
Series 2020-GRCE, Class D
2.77% 12/10/40
1,4
360,000 357,681
GS Mortgage Securities Corp. II,
Series 2013-GC10, Class XA (IO)
1.63% 02/10/46
4
17,238,582 328,367
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class E
3.35% 02/10/37
1,4
500,000 502,611

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.89% 08/10/43
1,4
$ 10,547,349 $ 127,773
GS Mortgage Securities Trust,
Series 2011-GC3, Class X (IO)
0.42% 03/10/44
1,4
695,853 2,115
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.63% 08/10/44
1,4
929,742 9
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA (IO)
2.08% 11/10/45
4
665,793 11,628
GS Mortgage Securities Trust,
Series 2014-GC18, Class XA (IO)
1.17% 01/10/47
4
996,790 20,887
GS Mortgage Securities Trust,
Series 2015-GC32, Class XA (IO)
0.88% 07/10/48
4
34,304,938 878,234
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA (IO)
1.38% 10/10/48
4
5,593,644 239,614
GS Mortgage Securities Trust,
Series 2015-GS1, Class XA (IO)
0.91% 11/10/48
4
9,448,145 284,137
GS Mortgage Securities Trust,
Series 2016-GS2, Class XA (IO)
1.90% 05/10/49
4
258,173 18,333
GS Mortgage Securities Trust,
Series 2016-GS3, Class XA (IO)
1.34% 10/10/49
4
2,589,977 134,485
GS Mortgage Securities Trust,
Series 2016-GS4, Class XA (IO)
0.62% 11/10/49
4
5,283,503 135,636
GS Mortgage Securities Trust,
Series 2017-GS7, Class XA (IO)
1.26% 08/10/50
4
147,667 7,615
GSCG Trust,
Series 2019-600C, Class E
4.12% 09/06/34
1,4
261,000 256,639
GSCG Trust,
Series 2019-600C, Class G
4.12% 09/06/34
1,4
285,000 269,936
Hilton USA Trust,
Series 2016-SFP, Class E
5.52% 11/05/35
1
400,000 404,981
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
3.04% 12/10/41
1,4
535,000 514,653
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA (IO)
0.83% 04/15/47
4
12,891,291 208,586
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XA (IO)
0.65% 07/15/48
4
22,188,642 400,740
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C30, Class XNR (IO)
0.25% 07/15/48
1,4
$ 48,265,099 $ 326,091
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C31, Class XA (IO)
0.98% 08/15/48
4
6,282,642 186,059
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class XA (IO)
1.16% 03/15/50
4
5,566,413 229,444
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class XA (IO)
1.71% 06/15/49
4
278,777 15,208
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class XA (IO)
1.09% 03/15/50
4
11,948,817 513,002
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C7, Class XA (IO)
0.99% 10/15/50
4
354,926 15,334
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2011-C5, Class A3
4.17% 08/15/46 85,317 85,290
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C6, Class XA (IO)
1.70% 05/15/45
4
513,229 4,080
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class XA (IO)
1.89% 10/15/45
4
614,381 8,956
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class XA (IO)
1.54% 06/15/45
4
340,546 1,329
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class XB (IO)
0.46% 06/15/45
1,4
134,366,812 535,371
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class XA (IO)
1.63% 12/15/47
4
1,706,207 27,748
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-C10, Class XA (IO)
1.08% 12/15/47
4
1,201,571 14,065
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XA (IO)
1.38% 04/15/46
4
2,710,032 47,536
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-BOLT, Class A
(LIBOR USD 1-Month plus 1.15%)
1.22% 07/15/34
1,2
1,043,574 1,045,539
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-BOLT, Class B
(LIBOR USD 1-Month plus 2.20%)
2.27% 07/15/34
1,2
654,276 647,989
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-ACE, Class XA (IO)
0.47% 01/10/37
1,4
2,000,000 25,179
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-LOOP, Class XB (IO)
0.38% 12/05/38
1,4
2,010,000 26,517

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
15 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XAFX (IO)
2.03% 01/16/37
1,4
$ 450,000 $ 25,552
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2020-NNN, Class XBFX (IO)
0.68% 01/16/37
1,4
1,450,000 25,879
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class XW (IO)
0.63% 11/15/38
1,4
2,148,146 6,952
Merit 2020-Hill,
Series 2020-HILL, Class F
(LIBOR USD 1-Month plus 4.10%)
4.17% 08/15/37
1,2
425,000 428,983
ML-CFC Commercial Mortgage Trust,
Series 2007-6, Class X (IO)
0.66% 03/12/51
1,4
14,472,026 61,914
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XA (IO)
1.54% 08/15/45
1,4
589,801 5,247
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class XC (IO)
0.14% 08/15/45
1,4
35,000,000 44,879
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-CKSV, Class XA (IO)
1.17% 10/15/30
1,4
1,111,802 9,359
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C13, Class XA (IO)
1.11% 11/15/46
4
2,491,228 44,571
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C18, Class XA (IO)
0.84% 10/15/47
4
107,874 1,760
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class XA (IO)
1.01% 03/15/48
4
3,524,078 93,872
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.17% 04/15/48
4
1,143,789 33,378
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.86% 05/15/48
4
7,587,912 192,639
Morgan Stanley Capital I Trust,
Series 2011-C2, Class XB (IO)
0.31% 06/15/44
1,4
11,717,930 49,637
Morgan Stanley Capital I Trust,
Series 2012-C4, Class XA (IO)
2.23% 03/15/45
1,4
509,577 2,330
Morgan Stanley Capital I Trust,
Series 2015-MS1, Class A3
3.51% 05/15/48 415,000 446,151
Morgan Stanley Capital I Trust,
Series 2017-CLS, Class F
(LIBOR USD 1-Month plus 2.60%)
2.67% 11/15/34
1,2
206,000 205,678
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.46% 01/15/43
1,4
70,000 72,348
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class MSK1
3.36% 12/15/36
1,4
$ 172,000 $ 172,329
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2A
3.66% 01/05/43
1,4
400,000 443,249
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
460,000 505,530
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.53% 01/05/43
1,4
925,000 849,070
Taurus UK DAC,
Series 2021-UK1A, Class D
(Ireland)
(SONIA plus 2.60%)
0.00% 05/17/31
1,2,3
475,000 661,468
UBS Commercial Mortgage Trust,
Series 2017-C4, Class XA (IO)
1.19% 10/15/50
4
9,724,783 523,279
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C4, Class XA (IO)
1.74% 12/10/45
1,4
745,235 10,306
Wells Fargo Commercial Mortgage Trust,
Series 2012-LC5, Class XA (IO)
1.89% 10/15/45
1,4
873,036 13,431
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.25% 08/15/50
4
18,408,506 496,486
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.18% 12/15/47
4
1,573,803 45,030
Wells Fargo Commercial Mortgage Trust,
Series 2015-C27, Class XA (IO)
1.03% 02/15/48
4
20,314,162 522,446
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA (IO)
1.12% 11/15/48
4
18,369,610 648,390
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class XF (IO)
1.89% 04/15/50
1,4
415,000 20,051
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS3, Class XA (IO)
1.05% 09/15/57
4
10,054,672 326,898
Wells Fargo Commercial Mortgage Trust,
Series 2016-C34, Class XA (IO)
2.29% 06/15/49
4
7,288,976 484,015
Wells Fargo Commercial Mortgage Trust,
Series 2021-SAVE, Class XCP (IO)
10.12% 02/15/40
1,4
5,587,000 544,116
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XA (IO)
1.66% 12/15/45
1,4
1,140,027 20,713
WF-RBS Commercial Mortgage Trust,
Series 2012-C10, Class XB (IO)
0.56% 12/15/45
1,4
56,000,000 403,105

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
WF-RBS Commercial Mortgage Trust,
Series 2012-C7, Class XB (IO)
0.14% 06/15/45
1,4
$ 29,387,219 $ 32,324
WF-RBS Commercial Mortgage Trust,
Series 2012-C8, Class XA (IO)
1.94% 08/15/45
1,4
612,326 6,273
WF-RBS Commercial Mortgage Trust,
Series 2014-C20, Class XA (IO)
1.09% 05/15/47
4
11,670,434 239,380
WF-RBS Commercial Mortgage Trust,
Series 2014-C22, Class XA (IO)
0.95% 09/15/57
4
1,981,741 41,353
WF-RBS Commercial Mortgage Trust,
Series 2014-C24, Class XA (IO)
1.00% 11/15/47
4
6,293,816 155,190
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.43% 03/15/47
4
10,899,090 293,542
26,975,598
Non-Agency Mortgage-Backed — 16.33%
Alternative Loan Trust,
Series 2005-46CB, Class A3
5.50% 10/25/35 273,686 254,650
Alternative Loan Trust,
Series 2005-46CB, Class A4
5.25% 10/25/35 256,194 234,463
Alternative Loan Trust,
Series 2005-46CB, Class A7
5.50% 10/25/35 722,706 670,331
Alternative Loan Trust,
Series 2005-55CB, Class 1A1
5.50% 11/25/35 249,099 220,015
Alternative Loan Trust,
Series 2005-65CB, Class 2A4
5.50% 12/25/35 420,568 378,716
Alternative Loan Trust,
Series 2005-67CB, Class A1
5.50% 01/25/36 93,965 89,379
Alternative Loan Trust,
Series 2005-74T1, Class A5
6.00% 01/25/36 593,043 469,645
Alternative Loan Trust,
Series 2005-7CB, Class 2A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.05%, 5.05% Cap)
4.96% 03/01/38
2,5,6
1,808,576 230,188
Alternative Loan Trust,
Series 2005-86CB, Class A1
5.50% 02/25/36 681,940 572,256
Alternative Loan Trust,
Series 2005-86CB, Class A8
5.50% 02/25/36 311,744 261,603
Alternative Loan Trust,
Series 2006-19CB, Class A15
6.00% 08/25/36 148,525 120,891
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Alternative Loan Trust,
Series 2006-32CB, Class A18
6.00% 11/25/36 $ 161,097 $ 127,500
Alternative Loan Trust,
Series 2006-34, Class A5
6.25% 11/25/46 1,465,682 1,055,784
Alternative Loan Trust,
Series 2006-J1, Class 1A11
5.50% 02/25/36 259,576 237,060
Alternative Loan Trust,
Series 2007-13, Class A1
6.00% 06/25/47 324,110 244,883
Alternative Loan Trust,
Series 2007-15CB, Class A6
5.75% 07/25/37 676,641 554,284
Alternative Loan Trust,
Series 2007-16CB, Class 1A7
6.00% 08/25/37 9,477 9,100
Alternative Loan Trust,
Series 2007-18CB, Class 2A25
6.00% 08/25/37 402,913 333,928
Alternative Loan Trust,
Series 2007-22, Class 2A16
6.50% 09/25/37 259,031 153,184
Alternative Loan Trust,
Series 2007-5CB, Class 1A3
6.00% 04/25/37 215,807 165,819
Alternative Loan Trust,
Series 2007-5CB, Class 1A4
6.00% 04/25/37 636,729 489,345
American Home Mortgage Assets Trust,
Series 2006-6, Class XP (IO) (PO)
2.49% 12/25/46
4,5,6
825,839 79,583
American Home Mortgage Assets Trust,
Series 2007-5, Class XP (IO) (PO)
3.27% 06/25/47
5,6
1,238,441 129,622
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(LIBOR USD 1-Month plus 0.28%)
0.37% 03/25/46
2
17,358 16,733
Banc of America Funding Trust,
Series 2006-3, Class 5A3
5.50% 03/25/36 8,392 8,374
Banc of America Funding Trust,
Series 2014-R7, Class 1A1
(LIBOR USD 1-Month plus 0.15%)
0.24% 05/26/36
1,2
24,170 23,582
Banc of America Funding Trust,
Series 2015-R4, Class 5A1
(LIBOR USD 1-Month plus 0.15%)
0.24% 10/25/36
1,2
16,618 16,159
Bear Stearns ALT-A Trust,
Series 2005-7, Class 22A1
3.01% 09/25/35
4
176,603 135,518

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
17 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns ARM Trust,
Series 2004-3, Class 2A
2.67% 07/25/34
4
$ 9,827 $ 9,814
Bear Stearns ARM Trust,
Series 2005-10, Class A3
2.77% 10/25/35
4
206,000 207,692
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC1, Class 22X (IO)
0.26% 12/25/35
4,5,6
1,278,235 10,801
ChaseFlex Trust,
Series 2007-1, Class 1A1
6.50% 02/25/37 366,835 190,684
Citigroup Mortgage Loan Trust,
Series 2009-10, Class 2A2
7.00% 12/25/35
1,4
678,152 638,281
CitiMortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.50% 04/25/36 405,447 393,095
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A1
6.00% 01/25/37 145,917 147,799
CitiMortgage Alternative Loan Trust,
Series 2007-A1, Class 1A5
6.00% 01/25/37 278,530 282,122
CitiMortgage Alternative Loan Trust,
Series 2007-A2, Class 1A13
5.75% 02/25/37 336,996 339,577
CitiMortgage Alternative Loan Trust,
Series 2007-A3, Class 1A7
5.75% 03/25/37 283,229 287,167
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-14, Class A3
6.25% 09/25/37 26,363 20,441
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-20, Class A1
6.50% 01/25/38 262,548 196,529
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-7, Class A9
5.50% 06/25/37 715,692 492,811
CSMC Mortgage-Backed Trust,
Series 2006-6, Class 1A8
6.00% 07/25/36 430,333 333,356
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 10A6
6.50% 08/25/36 1,353,743 1,074,075
CSMC Mortgage-Backed Trust,
Series 2006-7, Class 8A11
6.50% 08/25/36 473,916 328,916
CSMC Mortgage-Backed Trust,
Series 2007-5, Class 1A9
7.00% 08/25/37
4
187,768 135,208
CSMC Trust,
Series 2020-RPL5, Class A1
3.02% 08/25/60
1,4
287,318 291,711
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CSMC,
Series 2014-8R, Class 3A2
3.86% 02/27/36
1,4
$ 1,019,459 $ 979,308
Deutsche ALT-B Securities, Inc., Mortgage Loan Trust,
Series 2006-AB2, Class A2
4.91% 06/25/36
4
239,258 237,821
Deutsche Mortgage & Asset Receiving Corp.,
Series 2014-RS1, Class 1A2
6.50% 07/27/37
1,4
459,258 436,694
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA6, Class 2A3
6.25% 11/25/36 856,721 464,501
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA1, Class A4
6.25% 03/25/37 716,783 488,597
First Horizon Alternative Mortgage Securities Trust,
Series 2007-FA2, Class 1A4
5.75% 04/25/37 857,016 498,057
GreenPoint Mortgage Funding Trust,
Series 2005-AR3, Class 1A1
(LIBOR USD 1-Month plus 0.48%)
0.57% 08/25/45
2
7,888 7,602
GSMSC Resecuritization Trust,
Series 2015-5R, Class 1C
(LIBOR USD 1-Month plus 0.14%)
0.23% 04/26/37
1,2
700,000 687,150
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
2.92% 09/25/35
4
6,074 6,203
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1A
(LIBOR USD 1-Month plus 0.68%)
0.77% 06/20/35
2
20,121 19,758
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2X (IO)
2.00% 06/20/35
1,4,5,6
1,475,534 77,583
HarborView Mortgage Loan Trust,
Series 2006-5, Class X2 (IO)
2.63% 07/19/46
4,5,6
3,185,543 274,880
IndyMac Index Mortgage Loan Trust,
Series 2006-AR3, Class 2A1A
2.93% 03/25/36
4
112,127 97,494
IndyMac Index Mortgage Loan Trust,
Series 2007-F2, Class 1A4
6.00% 07/25/37 10,567 10,252
JPMorgan Alternative Loan Trust,
Series 2006-S1, Class 3A4
6.18% 03/25/36
4
917,042 905,093
JPMorgan Mortgage Trust,
Series 2007-S1, Class 2A11
6.00% 03/25/37 415,760 276,006
Lehman Mortgage Trust,
Series 2006-1, Class 1A5
5.50% 02/25/36 164,715 126,259

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Lehman Mortgage Trust,
Series 2006-7, Class 2A5 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.55%, 6.55% Cap)
6.46% 11/25/36
2,5,6
$ 197,847 $ 60,799
Lehman Mortgage Trust,
Series 2007-5, Class 10A2 (IO)
(-1.00 X LIBOR USD 1-Month plus 6.34%, 6.34% Cap)
6.25% 06/25/37
2,5,6
259,910 77,614
Lehman Mortgage Trust,
Series 2007-5, Class 7A3
7.50% 10/25/36 603,447 381,772
Lehman XS Trust,
Series 2005-1, Class 3A4 (STEP-reset date 08/25/21)
5.37% 07/25/35 76,001 76,001
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A3
(LIBOR USD 1-Month plus 0.40%)
0.49% 03/25/35
2
20,766 20,703
MASTR Alternative Loan Trust,
Series 2005-2, Class 4A4 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.10%, 5.10% Cap)
5.01% 03/25/35
2,5,6
417,490 35,187
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A1, Class A3
(LIBOR USD 1-Month plus 0.16%)
0.25% 01/25/37
2
740,611 328,334
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A3
(LIBOR USD 1-Month plus 0.52%)
0.61% 04/25/37
2
1,961,965 192,269
Merrill Lynch Mortgage Investors Trust,
Series 2004-B, Class A1
(LIBOR USD 1-Month plus 0.50%)
0.59% 05/25/29
2
15,937 15,518
Morgan Stanley Mortgage Loan Trust,
Series 2007-13, Class 6A1
6.00% 10/25/37 184,206 146,777
Nomura Resecuritization Trust,
Series 2015-5R, Class 4A1
(LIBOR USD 1-Month plus 0.14%)
1.41% 07/26/37
1,2
6,079 6,127
Residential Accredit Loans Trust,
Series 2005-QS14, Class 3A3
6.00% 09/25/35 191,181 190,037
Residential Accredit Loans Trust,
Series 2005-QS16, Class A7
5.50% 11/25/35 614,194 612,509
Residential Accredit Loans Trust,
Series 2006-QS15, Class A3
6.50% 10/25/36 682,928 682,773
Residential Accredit Loans Trust,
Series 2006-QS4, Class A2
6.00% 04/25/36 393,611 384,585
Residential Accredit Loans Trust,
Series 2006-QS4, Class A4
6.00% 04/25/36 487,598 471,741
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A15
6.00% 06/25/36 $ 200,456 $ 193,769
Residential Accredit Loans Trust,
Series 2006-QS6, Class 1A2
6.00% 06/25/36 644,110 622,623
Residential Accredit Loans Trust,
Series 2007-QH9, Class X (IO) (PO)
0.69% 11/25/37
4,5,6
14,343,327 420,561
Residential Accredit Loans Trust,
Series 2007-QO2, Class A1
(LIBOR USD 1-Month plus 0.15%)
0.24% 02/25/47
2
596,411 305,599
Residential Accredit Loans Trust,
Series 2007-QS1, Class 1A4
6.00% 01/25/37 649,033 633,827
Residential Accredit Loans Trust,
Series 2007-QS3, Class A1
6.50% 02/25/37 603,101 599,039
Residential Accredit Loans Trust,
Series 2007-QS7, Class 1A1
6.00% 05/25/37 67,106 65,751
Residential Asset Securitization Trust,
Series 2003-A15, Class 1A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 7.55%, 7.55% Cap)
7.46% 02/25/34
2,5,6
586,261 72,586
Residential Asset Securitization Trust,
Series 2005-A14, Class A5
5.50% 12/25/35 94,452 70,544
Residential Asset Securitization Trust,
Series 2005-A6CB, Class A1
5.50% 06/25/35 77,074 66,764
Residential Asset Securitization Trust,
Series 2005-A6CB, Class A7
6.00% 06/25/35 210,764 179,408
Residential Asset Securitization Trust,
Series 2005-A8CB, Class A9
5.38% 07/25/35 296,392 253,330
Residential Asset Securitization Trust,
Series 2006-A12, Class A1
6.25% 11/25/36 179,019 102,433
Residential Asset Securitization Trust,
Series 2006-A15, Class A2
6.25% 01/25/37 529,644 293,932
Residential Asset Securitization Trust,
Series 2006-A16, Class 1A3
6.00% 02/25/37 356,799 236,116
Residential Asset Securitization Trust,
Series 2006-A5CB, Class A4
6.00% 06/25/36 104,364 62,567
Residential Asset Securitization Trust,
Series 2007-A1, Class A1
6.00% 03/25/37 342,805 186,950
Residential Asset Securitization Trust,
Series 2007-A3, Class 1A4
5.75% 04/25/37 61,598 44,207

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
19 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Asset Securitization Trust,
Series 2007-A6, Class 1A3
6.00% 06/25/37 $ 169,867 $ 143,177
Residential Funding Mortgage Securities Trust,
Series 2006-S3, Class A7
5.50% 03/25/36 753,815 727,379
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A10
6.00% 07/25/36 324,094 321,749
Residential Funding Mortgage Securities Trust,
Series 2006-S6, Class A14
6.00% 07/25/36 103,920 102,564
Residential Funding Mortgage Securities Trust,
Series 2007-S8, Class 1A1
6.00% 09/25/37 204,101 184,913
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.54% 02/25/34
4
1,877 1,891
Structured Asset Mortgage Investments II Trust,
Series 2006-AR2, Class A1
(LIBOR USD 1-Month plus 0.46%)
0.55% 02/25/36
2
24,026 23,068
VOLT XCVI LLC,
Series 2021-NPL5, Class A2 (STEP-reset date 07/25/21)
4.83% 03/27/51
1
800,000 799,985
WaMu Mortgage Pass-Through Certificates,
Series 2006-2, Class 1A6
6.00% 03/25/36 32,373 32,964
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class X3 (IO)
1.15% 05/25/46
5,6
9,445,965 400,641
Wells Fargo Alternative Loan Trust,
Series 2007-PA2, Class 1A1
6.00% 06/25/37 307,633 302,445
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 502,539 501,602
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A3
2.78% 10/25/36
4
51,561 50,213
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 2A1
2.83% 04/25/36
4
11,708 10,960
Wells Fargo Mortgage-Backed Securities Trust,
Series 2007-7, Class A1
6.00% 06/25/37 356,870 362,398
30,314,633
U.S. Agency Commercial Mortgage-Backed — 3.48%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
2.95% 07/25/39
4
555,254 21,131
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.10% 04/25/36
4
223,174 2,254
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.71% 01/25/39
4
$ 1,115,477 $ 54,897
Freddie Mac Multifamily Structured Pass-Through
Certificates
Series K045, Class X1 (IO)
0.56% 04/25/48
4
32,222,814 439,062
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K017, Class X3 (IO)
2.27% 12/25/39
4
2,147,000 20,591
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K022, Class X3 (IO)
1.87% 08/25/40
4
900,000 17,489
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K031, Class X3 (IO)
1.72% 07/25/41
4
1,170,000 33,827
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K037, Class X3 (IO)
2.28% 01/25/42
4
390,000 20,884
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X1 (IO)
0.65% 12/25/24
4
23,793,530 394,492
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K044, Class X3 (IO)
1.53% 01/25/43
4
4,900,000 246,767
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X1 (IO)
0.72% 07/25/25
4
13,171,132 281,815
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.60% 10/25/43
4
2,925,000 166,493
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K050, Class X1 (IO)
0.45% 08/25/25
4
22,317,324 275,374
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X3 (IO)
2.18% 06/25/44
4
6,243,936 588,276
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K062, Class X3 (IO)
2.14% 01/25/45
4
3,000,000 304,767
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K063, Class X1 (IO)
0.42% 01/25/27
4
54,792,350 800,374

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K732, Class X3 (IO)
2.25% 05/25/46
4
$ 4,850,000 $ 387,653
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K735, Class X3 (IO)
2.23% 05/25/47
4
3,160,000 297,426
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K736, Class X3 (IO)
2.08% 09/25/47
4
2,495,000 226,999
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.34% 06/25/27
4
697,736 35,100
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.20% 03/25/26
4
955,317 40,290
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KLU1, Class X3 (IO)
4.10% 01/25/31
4
342,489 56,029
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS05, Class X (IO)
0.76% 01/25/23
4
4,655,092 59,370
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT1 (IO)
1.66% 05/25/25 6,562,662 229,339
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series Q013, Class XPT2 (IO)
1.81% 05/25/27 5,296,154 202,907
FREMF Mortgage Trust,
Series 2012-K20, Class X2A (IO)
0.20% 05/25/45
1
3,535,749 3,966
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.22% 09/16/51
4
1,027,224 46,810
Ginnie Mae,
Series 2010-159, Class D
4.29% 09/16/44
4
436,507 449,689
Ginnie Mae,
Series 2011-119, Class IO (IO)
0.31% 08/16/51
4
1,836,250 9,148
Ginnie Mae,
Series 2011-86, Class C
3.56% 09/16/51
4
470,887 491,950
Ginnie Mae,
Series 2012-123, Class IO (IO)
0.74% 12/16/51
4
2,323,226 52,985
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2012-135, Class IO (IO)
0.53% 01/16/53
4
$ 421,319 $ 8,284
Ginnie Mae,
Series 2013-33, Class IO (IO)
0.53% 04/16/54
4
529,975 5,892
Ginnie Mae,
Series 2014-126, Class IO (IO)
0.69% 02/16/55
4
6,160,639 187,175
6,459,505
U.S. Agency Mortgage-Backed — 13.65%
Fannie Mae Pool 462209
(US Treasury Yield Curve Rate T Note Constant Maturity 1
Year plus 2.18%)
2.26% 04/01/36
2
56,112 56,625
Fannie Mae REMICS,
Series 2005-56, Class SP
(-6.00 X LIBOR USD 1-Month plus 42.30%, 6.00% Cap)
6.00% 08/25/33
2
6,357 6,688
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
5.91% 11/25/41
2
148,540 20,334
Fannie Mae REMICS,
Series 2012-139, Class AI (IO)
3.00% 12/25/27 295,207 22,541
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 355,541 75,500
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
5.67% 10/20/33
2
400,848 88,502
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 46,754 50,135
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 7,970 8,270
UMBS (TBA)
2.00% 08/01/51 11,925,000 12,018,164
2.50% 08/01/51 12,575,000 12,982,705
25,329,464
Total Mortgage-Backed
(Cost $92,652,327) 89,079,200
MUNICIPAL BONDS — 0.48%*
California — 0.06%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 100,000 116,651

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
21 / June 2021
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Florida — 0.07%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.61% 10/01/32 $ 100,000 $ 103,978
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.45% 10/01/30 30,000 32,728
136,706
New York — 0.29%
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 155,000 173,463
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements, Series C2
5.18% 11/15/49 15,000 20,003
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
B3
1.85% 08/01/32 75,000 73,363
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series F
3.11% 02/15/39 150,000 165,093
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 100,000 98,993
530,915
Ohio — 0.06%
Ohio, Taxable Revenue Bonds, Advanced Refunding,
Cleveland Clinic
2.89% 01/01/32 100,000 107,863
Total Municipal Bonds
(Cost $876,462) 892,135
Total Bonds — 103.10%
(Cost $194,794,831)
191,338,907
Issues Shares Value
COMMON STOCK — 0.23%
Real Estate Investment Trust (REIT) — 0.23%
AGNC Investment Corp. 25,500 430,695
Total Common Stock
(Cost $362,697)
WARRANT — 0.06%
Entertainment — 0.06%
Cineworld Group PLC
3,8
(United Kingdom) 152,713 106,326
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 7.72%
Money Market Funds — 0.18%
Fidelity Investments Money Market Funds - Government
Portfolio
0.01%
10
31,239 $ 31,239
JPMorgan U.S. Government Money Market Fund
0.01%
10
306,000 306,000
337,239
U.S. Treasury Bills — 7.54%
U.S. Treasury Bills
0.05%
11
08/12/21 $ 9,000,000 8,999,475
0.05%
11
08/19/21 5,000,000 4,999,694
13,999,169
Total Short-Term Investments
(Cost $14,336,392) 14,336,408
Total Investments - 111.11%
(Cost $209,493,920) 206,212,336
Net unrealized depreciation on unfunded commitments
- 0.00% (546)
Liabilities in Excess of Other Assets - (11.11)% (20,635,748)
Net Assets - 100.00% $ 185,576,042
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2021.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $3,856,745, which is 2.08% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $46,106, at an interest rate of 3.75% and a maturity of November 18, 2027. The investment is accruing an unused commitment fee of 1.13% per annum.
8
Non-income producing security.
9
Security is currently in default with regard to scheduled interest or principal payments.
10
Represents the current yield as of June 30, 2021.
11
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $555,790, which is
0.30% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See
Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 22
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value:
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation:
Fixed income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees
(the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The
Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g., U.S. Treasury Note) or benchmark
(e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P
500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 155,962 EUR 130,000 Goldman Sachs International 07/16/21 $ 1,744
USD 155,414 EUR 130,000 Goldman Sachs International 10/22/21 869
USD 661,381 GBP 475,000 Goldman Sachs International 10/22/21 4,985
7,598
EUR 130,000 USD 155,112 Goldman Sachs International 07/16/21 (894)
GBP 475,000 USD 661,286 Goldman Sachs International 07/16/21 (5,067)
USD 651,352 GBP 475,000 Goldman Sachs International 07/16/21 (4,866)
(10,827)
NET UNREALIZED DEPRECIATION $ (3,229)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note 323 09/30/21 $ 39,867,789 $ (65,902) $ (65,902)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond 132 09/21/21 (19,430,813) (312,139) (312,139)
U.S. Treasury Ultra Bond 28 09/21/21 (5,395,250) (119,062) (119,062)
(24,826,063) (431,201) (431,201)
TOTAL FUTURES CONTRACTS $ 15,041,726 $ (497,103) $ (497,103)

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
23 / June 2021
securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level
2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy.
These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements:
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
June 2021 / 24
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30, 2021 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2021 , a reconciliation of Level 3 investments is presented when the Fund had a significant amount of
Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level
3 investments for which significant unobservable inputs were used in determining fair value:
FLEXIBLE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 337,239 $ — $ — $ 337,239
U.S. Treasury Bills 13,999,169 — — 13,999,169
Long-Term Investments:
Asset-Backed Securities — 31,017,606 810,809 31,828,415
Bank Loans — 14,532,860 — 14,532,860
Common Stock 430,695 — — 430,695
Corporates — 50,238,282 487,264 50,725,546
Foreign Government Obligations — 4,280,751 — 4,280,751
Mortgage-Backed Securities — 86,520,528 2,558,672 89,079,200
Municipal Bonds — 892,135 — 892,135
Warrant 106,326 — — 106,326
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 7,598 — 7,598
Liabilities:
Foreign currency exchange contracts — (10,827) — (10,827)
Interest rate contracts (497,103) — — (497,103)
Total $ 14,376,326 $ 187,478,933 $ 3,856,745 $ 205,712,004
*Other financial instruments include foreign currency exchange contracts and futures. Interest rate contracts include futures.
FLEXIBLE INCOME
FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2021 $ 815,348 $ 213,302 $ 2,696,696
Accrued discounts/premiums (2,162) 15,125 (32,958)
Realized gain — 1,528 —
Change in unrealized appreciation (depreciation)* 5,111 26,388 (105,066)
Purchases — 252,398 —
Sales (7,488) (21,477) —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
June 30, 2021
$ 810,809 $ 487,264 $ 2,558,672
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2021 was $(73,567) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2021.

Flexible Income Fund
Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
25 / June 2021
COMMITMENTS AND CONTINGENCIES
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2021, are as follows:
FLEXIBLE INCOME FUND
FAIR VALUE AT
6/30/21
VALUATION
TECHNIQUE*
UNOBSERVABLE
INPUT RANGE
WEIGHTED
AVERAGE
Asset-Backed Securities $543,763 Broker Quote Offered Quote $100.69 $100.69
Asset-Backed Securities $267,046 Third-party Vendor Vendor Prices $2.62 $2.62
Corporate Securities $487,264 Third-party Vendor Vendor Prices $91.00 $91.00
Mortgage-Backed Securities-Commercial
Mortgage-Backed $688,627 Third-party Vendor Vendor Prices $2.16 $2.16
Mortgage-Backed Securities-Non-Agency $1,870,045 Third-party Vendor Vendor Prices $0.84 - $30.73 $8.64
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
FLEXIBLE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED (LOSS)
Precision Medicine Group LLC, Delayed-Draw Term Loan, 1st Lien November 2027 $ 46,106 $ (546)
Total Unfunded Commitments $ 46,106 $ (546)